SCHEDULE OF REAL ESTATE PROPERTIES PURCHASED FROM RELATED PARTY (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GARNET [Member] | Real Estate Properties [Member]
Related Party Transaction [Line Items]
Real estate properties purchased from related party		¥ 966,100